TUTTLE CAPITAL IBIT 0DTE COVERED CALL ETF
Schedule of Investments
September 30, 2025 (unaudited)
				Shares		Value
88.44%	TREASURIES
	US Treasury Bill 09/03/2026 0.035%(A)			234,000		$226,389

88.44%	TOTAL TREASURIES					226,389
	(Cost: $226,389)

9.31%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
9.31%	CALL
	iShares Bitcoin Trust	39	253,500	64.01	12/19/2025	$23,854
	(Cost: $20,593)

9.31%	TOTAL OPTIONS PURCHASED					23,854
	(Cost: $20,593)

8.73%	MONEY MARKET FUND
	First American Money Market Funds 4.056%(B)			22,337		22,337
	(Cost: $22,337)

106.48%	TOTAL INVESTMENTS					272,580
	(Cost: $249,663)
(6.48%)	Liabilities in excess of other assets					(16,587)
100.00%	NET ASSETS					$255,993

	(A)Effective 7 day yield as of September 30,2025
	(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of September 30,2025
	See Notes to Schedule of Investments.

TUTTLE CAPITAL IBIT 0DTE COVERED CALL ETF
Schedule of Options Written
September 30, 2025 (unaudited)
(6.71%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(6.71%)	PUT
	iShares Bitcoin Trust	39	(253,500)	64.01	12/19/2025	$(17,165)
	(Premiums Received: $19,655)

(6.71%)	TOTAL OPTIONS WRITTEN					(17,165)
	(Premiums Received: $19,655)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
TREASURIES	$-	$226,389	$-	$226,389
OPTIONS PURCHASED	-	23,854	-	23,854
MONEY MARKET FUND	22,337	-	-	22,337
TOTAL INVESTMENTS	$22,337	$250,243	$-	$272,580
OPTIONS WRITTEN	$-	$(17,165)	$-	$(17,165)
TOTAL SHORT INVESTMENTS	$-	$-	$-	$(17,165)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $255,415, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$5,752
			Gross unrealized depreciation	-
			Net unrealized appreciation	$5,752